Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000
Previously Paid Amount	0
Total Fee Amount	130.50
Net Fee	$ 130.50
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A